Note 11 - Stock-based Compensation (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The 2017 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 0
The 2017 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	1 month 9 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 1
Share-Based Payment Arrangement, Expense	24	58
The 2017 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Expense	$ 0	0
The 2021 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	2 years 7 months 17 days
Share-Based Payment Arrangement, Expense	$ 83	$ 83
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 192
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Released in Period (in shares)	49,088
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Granted But Unreleased In Period (in shares)	95,444
The 2021 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Granted in 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Released in Period (in shares)		45,588
The 2021 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Granted in 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Released in Period (in shares)	3,500
The 2021 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)	2 months 26 days
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 126
Share-Based Payment Arrangement, Expense	$ 490	$ 0
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares)	28,461